Related Party Transactions and Parent Company Investment - Europe Carfax Loan (Details) € in Millions, $ in Millions		12 Months Ended
	Feb. 21, 2021 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transactions and Parent Company Investment
Outstanding loan receivable			$ 4
Proceeds from loan to related parties		$ 5
Related party | Europe Carfax Loan
Related Party Transactions and Parent Company Investment
Maximum aggregate principal amount | €	€ 10
Interest rate spread (as percent)	0.50%
Proceeds from loan to related parties		$ 5	$ 0